JPMorgan Floating Rate Income Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Floating Rate Income Fund	Feb. 28, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 326
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	895
Expense Example, No Redemption, 10 Years	1,733
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	154
Expense Example, No Redemption, 3 Years	540
Expense Example, No Redemption, 5 Years	952
Expense Example, No Redemption, 10 Years	1,968
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	547
Expense Example, No Redemption, 10 Years	$ 1,246